Income Taxes (Details 2)	12 Months Ended
Dec. 31, 2015 USD ($)
Undistributed earnings
Undistributed earnings of the Company's PRC subsidiaries	$ 61,200,000
Provision for PRC dividend withholding tax	$ 0
Withholding tax rate of the profit distribution (as a percent)	10.00%
Preferential withholding tax rate of the profit distribution (as a percent)	5.00%
Aggregate undistributed earnings of the Company's PRC VIE and its' VIE's subsidiaries	$ 17,300,000
PRC
Operating loss carryforwards
Operating loss carry forward	5,682,524
Operating loss carry forward, valuation allowance	0
Minimum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	3,060,000
Maximum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	$ 6,120,000